Goodwill and Core Deposit Intangible (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Core Deposit Intangible [Abstract]
Acquisition of branch office in Richfield, PA, acquisition date	Sep. 08, 2006
Goodwill included in purchase price of the branch	$ 2,046	$ 2,046
Core deposit intangible included in purchase price of the branch	74	119
Core deposit intangible amortization period	10 years
Amortization of intangibles	45	45	45
Core deposit intangible accumulated amortization	375	330
Core deposit intangible amortization expense	45
Core deposit intangible amortization expense, year one	$ 29